Loan Servicing (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loan Servicing
Balance At Beginning Of Year	$ 787,013	$ 862,593
Msrs Capitalized	42,551	68,297
Msrs Amortized	(125,076)	(143,877)
Balance At end Of Year	$ 704,488	$ 787,013